Filed pursuant to Rule 497(e)
File Nos. 33-78944 and 811-08512
PREMIER VIT
NACM Small Cap Portfolio
NFJ Dividend Value Portfolio
OpCap Managed Portfolio
OpCap Mid Cap Portfolio
(each a “Portfolio”)
Supplement Dated September 17, 2009
to the Prospectus and Statement of Additional Information Dated May 1, 2009
Effective October 5, 2009, the outstanding shares of each Portfolio will be redesignated as “Class I” shares. Corresponding changes throughout the Prospectus and the Statement of Additional Information are hereby made to reflect this redesignation.

PREMIER VIT
NACM Small Cap Portfolio
OpCap Managed Portfolio
OpCap Mid Cap Portfolio
(each a “Portfolio”)
Supplement Dated September 17, 2009
to the Prospectus and Statement of Additional Information Dated May 1, 2009
Effective October 5, 2009, the outstanding shares of each Portfolio will be redesignated as “Class I” shares. Corresponding changes throughout the Prospectus and the Statement of Additional Information are hereby made to reflect this redesignation.

PREMIER VIT
NACM Small Cap Portfolio
Supplement Dated September 17, 2009
to the Prospectus and Statement of Additional Information Dated May 1, 2009
Effective October 5, 2009, the outstanding shares of the NACM Small Cap Portfolio will be redesignated as “Class I” shares. Corresponding changes throughout the Prospectus and the Statement of Additional Information are hereby made to reflect this redesignation.

PREMIER VIT
NFJ Dividend Value Portfolio
Supplement Dated September 17, 2009
to the Prospectus and Statement of Additional Information Dated May 1, 2009
Effective October 5, 2009, the outstanding shares of the NFJ Dividend Value Portfolio will be redesignated as “Class I” shares. Corresponding changes throughout the Prospectus and the Statement of Additional Information are hereby made to reflect this redesignation.

PREMIER VIT
OpCap Managed Portfolio
Supplement Dated September 17, 2009
to the Prospectus and Statement of Additional Information Dated May 1, 2009
Effective October 5, 2009, the outstanding shares of the OpCap Managed Portfolio will be redesignated as “Class I” shares. Corresponding changes throughout the Prospectus and the Statement of Additional Information are hereby made to reflect this redesignation.

PREMIER VIT
OpCap Mid Cap Portfolio
Supplement Dated September 17, 2009
to the Prospectus and Statement of Additional Information Dated May 1, 2009
Effective October 5, 2009, the outstanding shares of the OpCap Mid Cap Portfolio will be redesignated as “Class I” shares. Corresponding changes throughout the Prospectus and the Statement of Additional Information are hereby made to reflect this redesignation.